N-2	Sep. 09, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001287032
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	Prospect Capital Corporation
Prospect Capital InterNotes due 2027 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GTQ3	US74348GTQ37	$2,262,000.00	100.000%	1.000%	$2,239,380.00	Fixed	6.875%	Semi-Annual	9/15/2027	3/15/2025	$34.95	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 3/15/2025 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Four Hundred Fifty-Seventh, One Thousand Four Hundred Fifty-Eighth and One Thousand Four Hundred Fifty-Ninth Supplemental Indenture dated as of September 12, 2024.
The date from which interest shall accrue on the Notes is Thursday, September 12, 2024. The “Interest Payment Dates” for the Notes shall be March 15 and September 15 of each year, commencing March 15, 2025; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be March 1 or September 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after March 15, 2025 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.

Long Term Debt, Title [Text Block]	6.875% Notes due 2027
Long Term Debt, Principal	$ 2,262,000
Long Term Debt, Structuring [Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GTQ3	US74348GTQ37	$2,262,000.00	100.000%	1.000%	$2,239,380.00	Fixed	6.875%	Semi-Annual	9/15/2027	3/15/2025	$34.95	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 3/15/2025 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Four Hundred Fifty-Seventh, One Thousand Four Hundred Fifty-Eighth and One Thousand Four Hundred Fifty-Ninth Supplemental Indenture dated as of September 12, 2024.
The date from which interest shall accrue on the Notes is Thursday, September 12, 2024. The “Interest Payment Dates” for the Notes shall be March 15 and September 15 of each year, commencing March 15, 2025; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be March 1 or September 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after March 15, 2025 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.

Prospect Capital InterNotes due 2029 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GTR1	US74348GTR10	$3,711,000.00	100.000%	1.250%	$3,664,612.50	Fixed	7.125%	Semi-Annual	9/15/2029	3/15/2025	$36.22	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 3/15/2025 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Four Hundred Fifty-Seventh, One Thousand Four Hundred Fifty-Eighth and One Thousand Four Hundred Fifty-Ninth Supplemental Indenture dated as of September 12, 2024.
The date from which interest shall accrue on the Notes is Thursday, September 12, 2024. The “Interest Payment Dates” for the Notes shall be March 15 and September 15 of each year, commencing March 15, 2025; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be March 1 or September 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after March 15, 2025 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.

Long Term Debt, Title [Text Block]	7.125% Notes due 2029
Long Term Debt, Principal	$ 3,711,000
Long Term Debt, Structuring [Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GTR1	US74348GTR10	$3,711,000.00	100.000%	1.250%	$3,664,612.50	Fixed	7.125%	Semi-Annual	9/15/2029	3/15/2025	$36.22	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 3/15/2025 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Four Hundred Fifty-Seventh, One Thousand Four Hundred Fifty-Eighth and One Thousand Four Hundred Fifty-Ninth Supplemental Indenture dated as of September 12, 2024.
The date from which interest shall accrue on the Notes is Thursday, September 12, 2024. The “Interest Payment Dates” for the Notes shall be March 15 and September 15 of each year, commencing March 15, 2025; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be March 1 or September 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after March 15, 2025 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.

Prospect Capital InterNotes due 2034 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GTS9	US74348GTS92	$1,013,000.00	100.000%	2.200%	$990,714.00	Fixed	7.375%	Semi-Annual	9/15/2034	3/15/2025	$37.49	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 3/15/2025 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Four Hundred Fifty-Seventh, One Thousand Four Hundred Fifty-Eighth and One Thousand Four Hundred Fifty-Ninth Supplemental Indenture dated as of September 12, 2024.
The date from which interest shall accrue on the Notes is Thursday, September 12, 2024. The “Interest Payment Dates” for the Notes shall be March 15 and September 15 of each year, commencing March 15, 2025; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be March 1 or September 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after March 15, 2025 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.

Long Term Debt, Title [Text Block]	7.375% Notes due 2034
Long Term Debt, Principal	$ 1,013,000
Long Term Debt, Structuring [Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GTS9	US74348GTS92	$1,013,000.00	100.000%	2.200%	$990,714.00	Fixed	7.375%	Semi-Annual	9/15/2034	3/15/2025	$37.49	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 3/15/2025 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Four Hundred Fifty-Seventh, One Thousand Four Hundred Fifty-Eighth and One Thousand Four Hundred Fifty-Ninth Supplemental Indenture dated as of September 12, 2024.
The date from which interest shall accrue on the Notes is Thursday, September 12, 2024. The “Interest Payment Dates” for the Notes shall be March 15 and September 15 of each year, commencing March 15, 2025; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be March 1 or September 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after March 15, 2025 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.